Other Non-Interest Income	12 Months Ended
Dec. 31, 2024
Noninterest Income, Other [Abstract]
Other Non-Interest Income	OTHER NON-INTEREST INCOME
Other non-interest income for the years ended December 31 follows:

	2024	2023	2022
	(In thousands)
Investment and insurance commissions	$3,268	$3,456	$2,898
ATM fees	1,650	1,683	1,216
Bank owned life insurance	834	474	360
Other	6,465	6,866	6,263
Total other non-interest income	$12,217	$12,479	$10,737